DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Non-current Asset Held for Sale and Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
On October 18, 2022, the Company sold its remaining 20% equity interest in its U.S. multi-family rental portfolio (held through Tricon US Multi-Family REIT LLC), for total proceeds of $219,354, which resulted in a loss on sale of $856, net of transaction costs.

(in thousands of U.S. dollars)	December 31, 2022

Total consideration	$219,354
Net asset value on disposition	(213,493)
Transaction cost	(6,717)
Loss on sale	(856)

The Company presented prior-period income from equity-accounted investments in U.S. multi-family rental properties as discontinued operations, separate from the Company's continuing operations. The profit or loss of the discontinued operations was as follows:

(in thousands of U.S. dollars)	For the year ended December 31, 2022

Revenue	$105,641
Expenses	(68,680)
Fair value gain on U.S. multi-family rental properties	156,009
Net and other comprehensive income	$192,970

Tricon's share of net income at 20%	$38,594
Loss on sale	(856)
Income tax expense - current	(43,114)
Income tax expense - deferred	40,482
Net income from discontinued operations	$35,106